Income Taxes - Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Beginning balance	$ 357	$ 395	$ 246
Tax positions related to current year, additions	1	2	150
Tax positions related to current year, reductions
Tax positions related to prior years, additions	79	20	35
Tax positions related to prior years, reductions	(235)	(57)	(36)
Settlements	(2)	(3)
Unrecognized Tax Benefits, Ending balance	$ 200	$ 357	$ 395